Other Long-term Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Other Long-term Assets
Copyrights, licenses and domain names		¥ 190,983	¥ 108,102
Staff housing loans		77,962	63,006
Non-current deposits		25,040	8,479
Others		24,260	12,051
Total	$ 49,129	¥ 318,245	¥ 191,638